LEASES - Future Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating leases
2022	$ 9,055
2023	7,178
2024	6,176
2025	5,854
2026	5,256
Thereafter	142,878
Total undiscounted lease payments	176,397
Less: Imputed interest	105,993
Total lease liabilities	$ 70,404	$ 60,903